INFORMATION ON REPORTABLE SEGMENTS, CORPORATE EXPENSE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of financial data for reportable segments
Financial data for our reportable segments as of or for the years ended December 31, 2015, 2014 and 2013 were as follows:

	As of or for the Year Ended December 31,
	2015	2014	2013
Revenues:
Food and Beverage	$869.8	$965.3	$961.5
Power and Energy	750.2	968.8	999.8
Industrial	768.5	835.5	843.5
Total revenues	$2,388.5	$2,769.6	$2,804.8

Income:
Food and Beverage	$104.4	$95.2	$82.7
Power and Energy	83.8	159.3	119.5
Industrial	105.0	131.3	128.6
Total income for reportable segments	293.2	385.8	330.8

Corporate expense	71.6	73.1	70.9
Pension and postretirement expense	10.8	32.2	8.0
Impairment of intangible assets	22.7	11.7	4.7
Special charges, net	42.6	14.2	16.0
Consolidated and combined operating income	$145.5	$254.6	$231.2

Capital expenditures:
Food and Beverage	$24.5	$12.8	$7.3
Power and Energy	19.1	16.3	7.3
Industrial	5.1	6.9	7.6
Other(1)	8.3	4.7	1.2
Total capital expenditures	$57.0	$40.7	$23.4

Depreciation and amortization:
Food and Beverage	$16.8	$22.7	$20.1
Power and Energy	28.2	29.4	32.8
Industrial	14.2	13.4	16.5
Other(1)	2.7	0.3	0.5
Total depreciation and amortization	$61.9	$65.8	$69.9

Identifiable assets:
Food and Beverage	$925.0	$969.6	$1,122.4
Power and Energy	1,455.0	1,567.8	1,736.5
Industrial	638.7	662.5	724.9
Other(2)	285.5	828.2	906.9
Total identifiable assets	$3,304.2	$4,028.1	$4,490.7

Geographic areas:
Revenues(3):
United States	$836.5	$933.9	$933.9
United Kingdom	316.5	417.5	482.7
China	140.1	137.5	152.1
France	136.3	176.8	155.3
Germany	119.0	140.7	130.5
Denmark	116.0	185.4	204.1
Other	724.1	777.8	746.2
Total revenues	$2,388.5	$2,769.6	$2,804.8

Tangible long-lived assets:

	As of or for the Year Ended December 31,
	2015	2014	2013
United States	$312.7	$119.0	$108.3
Other	236.5	217.6	285.3
Total tangible long-lived assets	$549.2	$336.6	$393.6

(1)	Relates to corporate PP&E or PP&E that is utilized by all of our reportable segments along with related depreciation expense.

(2)
Relates primarily to assets (e.g., cash and PP&E at December 31, 2015, and cash and related party notes receivable at December 31, 2014 and 2013) of the corporate subsidiaries that are included in these consolidated and combined financial statements.

(3)	Revenues are included in the above geographic areas based on the country that recorded the customer revenue.